Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
(a) Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after these financial statements are issued. As part of the assessment, management has considered the following;

•	the current financial condition and liquidity sources, including current funds available and forecasted future cash flows;

•	any likely effects of global epidemics or other health crises, such as the recent COVID-19 pandemic; and

•	the effects of the conflict in Ukraine on the Company’s business, including potential sanctions being imposed on the Company’s customers or on ports to which the Company’s vessels call.
Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.
The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries and Variable Interest Entities (“VIE”) for which the Company is a primary beneficiary are also consolidated (See Note 10—Variable Interest Entities to our consolidated financial statements). All intercompany accounts and transactions have been eliminated in consolidation.
On January 31, 2018, the Company announced the execution of definitive agreements creating a 50/50 joint venture with Enterprise Products Partners L.P. (the “Export Terminal Joint Venture”) to construct and operate an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Marine Export Terminal”). Enterprise Products Partners, L.P. is the sole managing member of the Export Terminal Joint
Venture and it is also the operator of the Marine Export Terminal. Interests in joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes interest capitalized from the terminal loan facility utilized during the construction phase. The capitalized interest will be amortized over the useful life of the terminal. Subsequent to initial recognition, the consolidated financial statements will include the Company’s share of the profit or loss and other comprehensive income (“OCI”) of equity-accounted investees, until the date on which joint control ceases.
The Export Terminal Joint Venture is organized as a limited liability company and maintains separate ownership accounts, consequently we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the investee’s operating and financial policies. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. We refer to the Company and Greater Bay Gas Co. Ltd. collectively as the “Pool Participants”. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited, (“Pool Agency”) was established in May 2020. The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. as outlined by Accounting Standards Codification (“ASC”) 323 – Investments -Equity Method and Joint Ventures (“ASC 323”). The Company’s investment in the Pool Agency is accounted for as an equity investment in accordance with the guidance within ASC 810 – Consolidation and ASC 323. Therefore, we account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the entity’s operating and financial policies.
P
ool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808 – Collaborative Arrangements.
In August 2021, as part of the Ultragas
Transaction
the Company acquired a 50% share in Dan Unity CO2 A/S (“Dan Unity”).
Dan-Unity
is a joint venture between the Danish shipping companies Evergas and Ultragas (50/50) – who combine their financial capacities, expertise in and experience with designing and constructing specialized gas carriers, including commercial and technical management of the vessels and handle all activities of seaborne CO2 transportation. Dan
U
nity is accounted for as an investment using the equity method in accordance with the guidance within ASC 810 – Consolidation, and ASC 323 – Equity method and joint ventures.
In August 2021, as part of the Ultragas
Transaction
, the Company acquired a 33.3% share in Unigas International B.V. (“Unigas
P
ool”). The Unigas Pool was founded in 1969, with three
p
ool
m
embers, Schulte Group, Sloman Neptun and Ultragas Aps (‘Pool members’) each contributing vessels to operate within the Unigas Pool. The Unigas Pool operations are governed by an agreement between the Pool members. These vessel earnings are pooled and then distributed to the Pool members, using a formula according to the Unigas Pool agreement. The Company’s investment in Unigas pool is accounted for as an investment using the equity method in accordance with the guidance within ASC 810 – Consolidation, and ASC 323 – Equity method and joint ventures, whereas revenues and expenses within the Unigas Pool are accounted for in accordance with ASC 842 – Leases.
The Company has determined that it has a variable interest in UCPI and USPI (each as defined below), and is considered to be the primary beneficiary of each entity as a result of having a controlling financial interest in the entities and has the power to direct the activities that most significantly impact UCPI and USPI’s economic performance.
The year ended December 31, 2020 includes an out of period adjustment in the consolidated statements of operations of an additional $0.5 million in general and administrative costs and a decrease of $0.8 million in interest expense, resulting in an overall decrease in the net loss for the year ended December 31, 2020 of $0.3 million, and in the consolidated balance sheets at December 31, 2020, an increase to the investment in the equity accounted joint ventures of $0.3 million. Management believes this out of period adjustment is not material to the annual consolidated financial statements for the year ending December 31, 2020 or any previously issued financial statements.
Collaborative arrangements
The Pool Participants manage and participate in the activities of the Luna Pool through an executive committee comprising equal membership from both Pool Participants. Certain decisions made by the executive committee as to the operations of the Luna Pool require the unanimous agreement of both participants with others requiring a majority of votes. The Company’s wholly owned subsidiary, NGT Services (UK) Limited acts as commercial manager (“Commercial Manager”) to the Luna Pool.
Under the pool agreement, the Commercial Manager is responsible, as agent, for the marketing and chartering of the participating vessels, collection of revenues and paying voyage costs such as port call expenses, bunkers and brokers’ commissions in relation to charter contracts, but the vessel owners continue to be fully responsible for the financing, insurance, crewing and technical management of their respective vessels. The Commercial Manager receives a fee based on the net revenues of the Luna Pool, which is levied on the Pool Participants, which was a net amount of $
0.4
 million, after the elimination of inter group income, for the year ended December 31, 2021, (December 31, 2020: $
0.2
million) and is presented as other income within our consolidated statements of operations.
Pool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808 – Collaborative Arrangements; Pool earnings (gross earnings of the pool less costs and overheads of the Luna Pool and fees to the Commercial Manager) are aggregated and then allocated to the Pool Participants in accordance with an apportionment for each participant’s vessels multiplied by the number of days each of their vessels are on hire in the pool during the relevant period and therefore the Company is exposed to risk and rewards dependent on the commercial success of the Luna Pool. We have concluded that the Company is an active participant due to its representation on the executive committee and the participation of the Commercial Manager, as is the other Pool Participant.
We have presented our share of net income earned under the Luna Pool collaborative arrangement across a number of lines in our consolidated statements of operations. For revenues and expenses earned/incurred specifically by the Company’s vessels and for which we are deemed to be the principal, these are presented gross on the face of our consolidated statements of operations within operating revenues, voyage expenses and brokerage commissions. Our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool collaborative arrangement is presented on the face of our consolidated statements of operations within operating revenues – Luna Pool collaborative arrangements. The other Pool Participant’s share of pool net revenues generated by our vessels in the pool is presented on the face of our consolidated statements of operations within voyage expenses – Luna Pool collaborative arrangements. The portion of the Commercial Manager’s fee which is due from the other Pool Participant is presented on the face of our consolidated statements of operations as other income.
The following table summarizes our net income generated from our participation in the Luna Pool for the years ended December 31, 2020 and 2021.

	Year ended December 31, 2020	Year ended December 31, 2021
	(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$49,613	$90,592
Time and Voyage charter revenues from Luna Pool collaborative arrangements	12,830	26,555
Brokerage Commissions	(804)	(1,413)
Voyage Expenses	(14,966)	(34,130)
Voyage Expenses – Luna Pool collaborative arrangements	(12,418)	(20,913)

Total net operating income from the Luna Pool	34,255	60,691
Other Income	199	367

Total net income from the Luna Pool	$34,454	$61,058

(b) Vessels
Vessels are stated at cost, which includes the cost of construction, capitalized interest and other direct costs attributable to the construction. The cost of the vessels (excluding the estimated initial drydocking cost
) less their estimated residual value is depreciated on a straight-line basis over the vessel’s estimated useful life. Management estimates the useful life of each of the Company’s vessels is
25
or
30 years from the date of its original construction.

As of December 31,
2020
, management estimated the useful life of each of the Company’s vessels was 30 years from the date of its original construction.
(c) Vessels held for sale
Assets are classified as held for sale when the Company commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether the asset is currently being marketed for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the intention to sell will be made or that the intention to sell will be withdrawn.
When assets are classified as held for sale, they are measured at the lower of their carrying amount or fair value less cost to sell and they are tested for impairment. A loss is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated. The net book value one of the vessels held for resale was impaired by $5.4 million as of December 31, 2021.
(d) Impairment of Vessels
Our vessels are reviewed for impairment when events or circumstances indicate the carrying amount of the vessel may not be recoverable. When such indicators are present, a vessel is tested for recoverability and we recognize an impairment loss if the sum of the future cash flows (undiscounted and excluding interest charges that will be recognized as an expense when incurred) expected to be generated by the vessel over its estimated remaining useful life are less than its carrying value. If we determine that a vessel’s undiscounted cash flows are less than its carrying value, we record an impairment loss equal to the amount by which its carrying amount exceeds its fair value. The new lower cost basis would result in a lower annual depreciation than before the impairment. At December 31, 2021, following a change to the estimated useful lives of the vessels, from 30 years to 25
years, there were eight vessels that showed indications of impairment, as their individual carrying values were greater than their respective undiscounted cashflows. By applying a discounted cashflow method to those vessels, we assessed that these vessels be impaired by an aggregate amount of
 $58.2 million.
Considerations in making such an impairment evaluation include comparison of current carrying values to anticipated future operating cash flows, expectations with respect to future operations and other relevant factors. The estimates and assumptions regarding expected cash flows require considerable judgment and are based upon historical experience, financial forecasts and industry trends and conditions and reflect management’s assumptions and judgements regarding (i) expected future charter rates; (ii) expected future utilization rates; (iii) the estimated remaining useful lives of the vessels; and (iv) the discount rate applied to the estimated future cash flows.
(e) Impairment of Equity Method Investments
The equity method investments are reviewed for indicators of impairment when events or circumstances indicate the carrying amount of the investment may not be recoverable. When such indicators are present, we determine if the indicators are ‘other than temporary’ to determine if an impairment exists. If we determine that an impairment exists, a discounted cash flow analysis is carried out based on the future cash flows expected to be generated over the investment’s estimated remaining useful life. The resulting net present value is compared to the carrying value and we would recognize an impairment loss equal to the amount by which the carrying amount exceeds its fair value.
(f) Drydocking Costs
Each vessel is required to be
dry-docked
every 30 to 60 months for classification society surveys and inspections of, among other things, the underwater parts of the vessel. These works include, but are not limited to hull coatings, seawater valves, steelworks and piping works, propeller servicing and anchor chain winch calibrations, all of which cannot be performed while the vessels are operating. The Company capitalizes costs associated with the dry-dockings
in accordance with ASC 360 – Property, Plant and Equipment, and amortizes these costs on a straight-line basis over the period to the next expected dry-docking.
Amortization of
dry-docking
costs is included in depreciation and amortization in the Consolidated Statements of Operations. Costs incurred during the dry-docking
period which relate to routine repairs and maintenance are expensed. Where a vessel is newly acquired, or constructed, a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next drydocking based on the expected costs relating to the next drydocking, which is based on experience and past history of similar vessels. Drydocking costs are included within operating activities on the cashflow statement.
(g) Intangible assets
Intangible assets consist of software acquisition and associated costs of software modification to meet the Company’s internal needs. Intangible assets are amortized on a straight-line basis over the expected life of the software license, product or the expected duration that the software is estimated to contribute to the cash flows of the Company, estimated to be five years. Amortization of intangible assets is included in depreciation and amortization in the Consolidated Statements of Operations. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. No impairment has been recognized for the years ending December 31, 2021, 2020 and 2019.

(h) Cash, Cash Equivalents and Restricted Cash
The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less when purchased, to be cash equivalents. As of December 31, 2020, and 2021 and for the years then ended, the Company had balances in U.S. financial institutions in excess of the amounts insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company also maintains cash balances in foreign financial institutions outside of the U.S. which are not covered by the FDIC.
Amount
s included in restricted cash may represent those required to be set aside as collateral by a contractual agreement with a banking institution for the forecast future liability on the cross-currency interest rate swap agreement at the reporting date, payable on maturity of our 2018 issued senior secured bonds (“2018 Bonds”). If the Norwegian Kroner depreciates relative to the U.S. Dollar beyond a certain threshold, we are required to place cash collateral with our swap providers. As of December 31, 2021, there was no
collateral amount held with the swap provider (December 31, 2020
: $nil
). The amounts held as collateral within restricted cash are assessed against daily currency movements and are presented as current assets on the Company’s consolidated balance sheets. (h) Financial Instruments—Debt Securities
(i) Accounts Receivable, net
The Company carries its accounts receivable at cost less an allowance for expected credit losses. As of December 31, 2021, the Company evaluated its accounts receivable and established an allowance for expected credit losses, based on a history of past write-offs, collections and current credit conditions. As of December 31, 2021, the Company also considers future and reasonable and supportable forecasts of future economic conditions in its allowance for expected credit losses. The Company does not generally charge interest on past-due
accounts (unless the accounts are subject to legal action), and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed past-due
based on contractual terms.
(j) Bunkers and lubricant oils
Bunkers and lubricant oils include bunkers (fuel), for those vessels under voyage charter, and lubricants. Under a time charter, the cost of bunkers is borne by and remains the property of the charterer. Bunkers and lubricant oils are accounted for on a first in, first out basis and are valued at cost.
(k) Deferred Finance Costs
Costs incurred in connection with obtaining secured term loan facilities, revolving credit facilities and bonds are recorded as deferred financing costs and are amortized to interest expense over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Under the Accounting Standards Update (ASU) 2015- 03, Interest—Imputation of Interest the Company has adopted the accounting standard (Subtopic
835-30)—simplifying
the presentation of debt issuance cost to present the unamortized debt issuance costs, excluding up front commitment fees, as a direct reduction of the carrying value of the debt. Deferred financing costs related to undrawn debt are presented as assets on our consolidated balance sheets and amortized using the straight-line method. Following a loan refinancing assessed as a modification, any unamortized issuance costs related to the refinanced facility will continue to be amortized over the new term of the loan using the effective interest rate method.
(l) Deferred Income
Deferred income is the balance of cash received in excess of revenue earned under voyage charter arrangements as of the balance sheet date. Deferred income also includes the unearned portion of time charter revenue invoices for which consideration has not been received as at the balance sheet date, but for which there is an unconditional right to receive such consideration before the performance obligation is satisfied.
(m) Accruals and other liabilities
Accrued expenses and other liabilities include all accrued liabilities relating to the operations of our vessels as well as any amounts accrued for general and administrative costs.
(n) Revenue Recognition
The Company receives its revenue streams from three different sources; voyage or ‘spot’ charters; contracts of affreightment (“COA”), and time charters.
Voyage charter and COA arrangements
In the case of vessels contracted under voyage charters, the vessel is contracted for a voyage, or a series of voyages, between two or more ports and the Company is paid for the cargo transported. Revenue from COAs is recognized on the same basis as revenue from voyage charters, as they are essentially a series of consecutive voyage charters. Payment from voyage charters and COAs is due upon discharge of the cargo at the discharge port. We recognize revenue on a load port to discharge port basis and determined percentage of completion for all voyage charters and COAs on a time elapsed basis. The Company believes that the performance obligation towards the customer starts to become satisfied once the cargo is loaded and the obligation becomes completely satisfied once the cargo has been discharged at the discharge port.
Under this revenue recognition standard, the Company has identified certain costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs incurred to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
Voyage charters and COAs have an expected duration of one year or less. The Company has applied optional exemptions on adoption of the new revenue standard, as set out in Topic
606-10-50-14
to 14A, exempting the Company from disclosing the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as at the balance sheet date and the expectation of when the Company expects to recognize these amounts.
Prior to the adoption of Topic 606, under a voyage charter or a COA the revenue was recognized on a discharge-to-discharge
basis in determining the percentage of completion commencing from the later of the charter party date and the date of completion of the previous discharge port until the following discharge port. We did not begin recognizing revenue until a charter had been agreed, even if the vessel had discharged its prior cargo and was sailing to the anticipated load port for its next voyage. The adoption of 606 had the effect of recognizing the revenue over a shorter period of time as the performance obligation commences from the loading of the cargo rather than from the inception of the contract.
Time charter arrangements
For vessels contracted under time charters, the arrangements are for a specified period of time. The Company receives a fixed charter rate per on-hire
day which is payable monthly in advance and revenue is recognized ratably over the term of the charter. Within our time charter arrangements key decisions concerning the use of the vessel during the duration of the time charter period reside with the charterer. We are responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs. As the charterer holds rights to determine how and when the vessel is used and is also responsible for voyage specific costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the use of the vessel is transferred to the charterer during the specified time charter period. Time charters are therefore considered operating leases and we apply the lease income recognition guidance in ASC 842 – Leases following the adoption of that standard. In addition, the Company has performed a qualitative analysis of each of its time charter contracts and concluded that the lease component is the predominant component as the charterer would attribute most value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services. Accordingly, revenue from vessels under time charter arrangements is presented as a single lease component.
(o) Other Comprehensive Income / (Loss)
The Company follows the provisions of ASC 220 – Comprehensive Income, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. Comprehensive income is comprised of net income/(loss) and foreign currency translation gains and losses.
(p) Voyage Expenses and Vessel Operating Expenses
When the Company employs its vessels on time charter, it is responsible for all the operating expenses of the vessels, such as crew costs, stores, insurance, repairs and maintenance. In the case of voyage charters, the vessel is contracted only for a voyage between two or more ports, and the Company pays for all voyage expenses in addition to the vessel operating expenses. Voyage expenses consist mainly of in-port
expenses, canal fees and bunker (fuel) consumption and are recognized as incurred during the performance obligation (the period of time from load to discharge) of the vessel. The Company has identified certain voyage costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences. These directly related costs are generally fuel or any canal or port costs to get the vessel from its position at inception of the contract to the load port to commence loading of the cargo. These costs are deferred and amortized over the duration of the performance obligation on a time basis.
(q) Repairs and Maintenance
All expenditures relating to routine maintenance and repairs are expensed when incurred.
(r) Insurance
The Company maintains hull and machinery insurance, war risk insurance, protection and indemnity insurance coverage, increased value insurance, demurrage and defense insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance companies are recognized as prepaid expenses and recorded as a vessel operating expense over the period covered by the insurance contract. In addition, the Company maintains Directors and Officers insurance.
When the Company has enforceable insurance in place, a receivable is recognized for an insured event if realization is probable. We apply judgement that an insurance recovery is probable when the insurer has confirmed that a claim is covered by insurance, the claim has been successful, and an amount will be paid to the Company. If the insurance receivable realization is probable, the receivable is measured as the lesser of (a) the recognized loss from the insurance event or (b) the probable recovery from the insurer. Subsequent receipt of the receivable is typically within a twelve month period, and insurance receivables are classified as current on our consolidated balance sheets. If the recoverability of the insurance claim is subject to dispute then there is a rebuttable presumption that realization is not probable.
(s) Share-Based Compensation
The Company records as an expense in its financial statements the fair value of all equity-settled stock-based compensation awards. The terms and vesting schedules for share-based awards vary by type of grant. Generally, the awards vest subject to time-
based
(immediate to three years) service
conditions. Compensation expense is recognized ratably over the service period.
(t) Critical Accounting Estimates
We prepare our consolidated financial statements in accordance with U.S. GAAP, which requires us to make estimates in the application of our accounting policies based on our best assumptions, judgments and opinions. On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that our consolidated financial statements are presented fairly and in accordance with U.S. GAAP. However, because future events and their effects cannot be determined with certainty, actual results could differ from our assumptions and estimates, and such differences could
be material.
(u) Foreign Currency Transactions
Substantially all of the Company’s cash receipts are in U.S. Dollars. The Company’s disbursements, however, are in the currency invoiced by the supplier. The Company remits funds in the various currencies invoiced. The
non-U.S.
Dollar invoices received, and their subsequent payments, are converted into U.S. Dollars when the transactions occur. The movement in exchange rates between these two dates is transferred to an exchange difference account and is expensed each month. The exchange risk resulting from these transactions is not material.
The primary source of our foreign exchange gains and losses are the movements on our Norwegian Kroner denominated 2018 Bonds. The 2018 Bonds are translated into U.S. Dollars at each reporting date at the prevailing exchange rate at the end of the period. The movement in the foreign exchange rates between each reporting date will result in a foreign exchange gain or loss on the 2018 Bonds, which is shown as a single line on the face of the statement of operations. The foreign currency exchange gain on the 2018 Bonds for the year ended December 31, 2021, was $2.1 million, compared to a foreign currency exchange loss of $1.9 million for the year ended December 31, 2020
, and
a foreign currency exchange gain of $1.0 for the year ended December 31, 2019.
The aggregate amount of all foreign exchange movements recorded in net income for the year ended December 31, 2021, was a $2.9 million gain compared to a $1.7 million loss for the year ended December 31, 2020, and a $0.8 million gain for the year ended December 31, 2019. The movement was primarily as a result of the foreign currency translation, at the prevailing exchange rate, of the 2018 Bonds mentioned in the previous paragraph.
(v) Derivative instruments
Derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying balance sheets are subsequently remeasured to fair value at each reporting date, regardless of the purpose or intent for holding the derivative. The resulting derivative assets or liabilities are shown as a single line and are not netted off against one another on the face of the balance sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract qualifies for hedge accounting and has been designated as a hedging instrument. For derivative instruments that are not designated or that do not qualify as hedging instruments under ASC 815 – Derivatives and Hedging, the liability has been recognized as ‘Derivative liabilities’ on the balance sheet and changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated
cross-currency interest rate swap agreement and interest rate swap agreements are recorded in unrealized (losses)/gains on non-designated
derivative instruments in the Company’s consolidated statements of operations but do not impact our cash flows.
(w) Income Taxes
Navigator Holdings Ltd. and its Marshall Islands subsidiaries are currently not required to pay income taxes in the Marshall Islands on ordinary income or capital gains as they qualify as exempt companies.
The Company has four wholly owned subsidiaries incorporated in the United Kingdom where the base tax rate is 19%. These subsidiaries provide services to affiliated entities within the group.
The Company has a subsidiary in Poland where the base tax rate is 19%. The subsidiary earns management fees from fellow subsidiary companies.
The Company
 has a subsidiary incorporated in Singapore where the base tax rate is 17%. The subsidiary earns management and other fees and receives interest from a VIE, PT Navigator Khatulistiwa. The VIE is subject to Indonesian freight tax on all of its gross shipping transportation revenue at a rate of 1.2%.
The Company has a subsidiary in the United States of America where the base tax rate is currently 21%. The subsidiary owns a 50% interest in the Export Terminal Joint Venture, a pass through entity for U.S. tax purposes with the subsidiary liable for its share of the profits of the Marine Export Terminal.
The Company has consolidated a VIE incorporated in Malta where the base tax rate is 35%. This VIE is the lessor entity for the sale and leaseback of
Navigator Aurora
and pays interest, management and other fees to its parent entity, Ocean Yield Malta (please read Note 10—Variable Interest Entities to the consolidated financial statements).
The Company considered the income tax disclosure requirements of ASC 740 – Income Taxes, with regard to disclosing material unrecognized tax benefits; none were identified. The Company’s policy is to recognize accrued interest and penalties for unrecognized tax benefits as a component of tax expense. As of December 31, 2020, and 2021, there were no accrued interest and penalties for unrecognized tax benefits.
Deferred taxation
Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheets reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized, the Company provides for a valuation
allowance.
(x) Earnings Per Share
Basic earnings per common share (“Basic EPS”) is computed by dividing the net income/(loss) available to common stockholders by the weighted average number of shares outstanding. Diluted earnings per common share (“Diluted EPS”) are computed by dividing the net income available to common stockholders by the weighted average number of common shares and dilutive common share equivalents then outstanding.
Shares granted pursuant to the 2013 Restricted Stock Plan are the only dilutive shares, and these shares have been considered as outstanding since their respective grant dates for purposes of computing diluted earnings per share. These shares were antidilutive in the years ended December 31, 2019, 2020 and 2021 and thus not included in the calculation of diluted EPS in the last three years.
(y) Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.
(z) Segment Reporting
Management internally evaluates the performance of the enterprise as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company’s vessels regularly move between countries in international waters over many trade routes, it is impractical to assign revenues or earnings from the transportation of international LPG and petrochemical products by geographic area. Other than two vessels involved in cabotage trade within Indonesia for the years ended Decem
b
er 31, 2021 (December 31, 2020: three vessels), our vessels operate on a worldwide basis and are not restricted to specific locations. As disclosed in Note 6—Operating revenue to our consolidated financial statements, there are two different revenue streams due to the nature of the contracts that we operate. The Company considers the equity method investments do not meet the criteria in ASC 280 to be separate reportable segments.
(aa) Recent Accounting Pronouncements
The following accounting standards issued as of April 2
8
, 2022, may affect the future financial reporting by Navigator Holdings Ltd:
In January 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2021-01,
Reference Rate Reform (Topic 848)—Reference Rate Reform on Financial Reporting. The amendments in this Update are elective and apply to all entities that have derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments also optionally apply to all entities that designate receive-variable-rate, pay-variable
rate cross currency interest rate swaps as hedging instruments in investment hedges that are modified as a result of reference rate reform. This optional guidance may be applied upon issuance from any date beginning January 7, 2021, through December 31, 2022. We do not currently have any contracts that have been changed to a new reference rate, but we will continue to evaluate our contracts and the effects of this standard on our consolidated financial position, results of operations, and cash flows prior to adoption.
Accounting Standards Updates, recently adopted
ASU
2016-13
(ASC 326 Financial Instruments—Credit losses)
In June 2016, FASB issued ASU
2016-13,
Financial Instruments—Credit Losses, which changes the recognition model for the impairment of financial instruments, including accounts receivable, loans and held-to-maturity
debt securities, among others. The Company adopted this guidance as of January 1, 2020. The Company has adopted this update effective January 1, 2020 using the modified retrospective transition approach. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale
debt securities.
In May 2019, the FASB issued ASU
No. 2019-05
Codification improvements to Financial instruments-Credit Losses, (Topic 326), which provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis.
In April 2019, the FASB issued ASU
No. 2019-04,
Codification improvements to Financial instruments-Credit Losses, (Topic 326), which includes amendments related to the estimate of equity method losses. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarifies those receivables arising from operating leases are not within the scope of Subtopic
326-20.
Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments which, amongst other things, clarifies certain aspects of accounting for credit losses, hedging activities and financial instruments, respectively.
In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief which provides transition relief for entities adopting the credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, on adoption of ASU 2016-13, the fair value option for financial instruments that were previously recorded at amortized cost, are within the scope of the guidance in ASC 326-20, are eligible for the fair value option under ASC 825-20 and are not held-to-maturity debt securities.
In May 2019, the FASB issued ASU
2019-11,
Financial Instruments—Credit Losses (Topic 326): Codification Improvements, which revises certain aspects of the new guidance on Topic 326 for credit losses. Matters addressed in this amendment include purchased credit-deteriorated assets, transition relief for troubled debt restructurings, disclosure relief for accrued interest receivable, and financial assets secured by collateral maintenance provisions. ASU
2019-11
is required to be adopted at the same time as ASU
2016-13.
We adopted all updates on January 1, 2020, and the adoption of this standard did not have a material impact on our consolidated financial statements and related disclosures.
ASC 842 (Leases)
On January 1, 2019, the Company adopted ASU
2016-02,
Leases, (Topic 842), as further amended, which supersedes Topic 840, Leases and requires lessees to recognize most leases on-balance
sheet and disclose key information about leasing arrangements. The Company has elected all of the standard’s practical expedients in ASC
842-10-65-1(f)
as a package on adoption. We have not elected the
use-of-hindsight
or the practical expedient pertaining to land easements; the latter not being applicable to us. The Company’s consolidated balance sheets include a ROU asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.
The lessor accounting under ASC 842 has not fundamentally changed from legacy US GAAP (Topic 840). Under new guidance lessees and lessor will disclosure key information about their leasing transactions. The Company’s management concludes that Unigas International B.V. (“Pool Manager”) is Principal in the Unigas Pool arrangement, and it has also identified that its contract regarding vessels contributed to the Unigas pool contain a lease in accordance with ASC
842
. Navigator is a Lessor in this arrangement and classifies the lease as an operating lease. It will account for the vessels as an asset in its financial statements and would record earnings received from pool as lease revenue.